Taxation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax rate		29.10%	26.60%	22.20%
Deferred tax assets	$ 5,136	$ 5,136	$ 4,668	$ 2,495	$ 6,040
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets					900
Top of range [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets					$ 6,000
UNITED KINGDOM
IfrsStatementLineItems [Line Items]
Tax rate	19.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Tax rate	21.00%
NETHERLANDS
IfrsStatementLineItems [Line Items]
Tax rate	26.00%
AUSTRALIA
IfrsStatementLineItems [Line Items]
Tax rate	30.00%